Non-Current Assets - Property, Plant and Equipment, Net (Details) - Schedule of Straight-Line Basis to Write Off the Net	12 Months Ended
Dec. 31, 2023
Computer equipment [Member]
Schedule of Straight-Line Basis to Write Off the Net [Line Items]
Property, plant and equipment, useful lives	3 years
Bottom of range [Member] | Machinery and equipment [Member]
Schedule of Straight-Line Basis to Write Off the Net [Line Items]
Property, plant and equipment, useful lives	6 years
Bottom of range [Member] | Office furniture and equipment [Member]
Schedule of Straight-Line Basis to Write Off the Net [Line Items]
Property, plant and equipment, useful lives	10 years
Top of range [Member] | Machinery and equipment [Member]
Schedule of Straight-Line Basis to Write Off the Net [Line Items]
Property, plant and equipment, useful lives	7 years
Top of range [Member] | Office furniture and equipment [Member]
Schedule of Straight-Line Basis to Write Off the Net [Line Items]
Property, plant and equipment, useful lives	14 years